RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 31, 2023
Related Party Transactions [Abstract]
Schedule of Components of Costs of Services
The components of the costs of services allocated to the Company for the year ended January 31, 2021 are as follows:

Year Ended January 31,
(in thousands)	2021
Cost of revenue:
Software	$1,981
Software service	1,548
Professional service and other	2,743

Research and development, net	21,783
Selling, general and administrative	69,210
Total allocated corporate expenses	$97,265